UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund:  BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)(b)		167,777	$62,078
Diversified Financial Services — 0.1%
Kcad Holdings I Ltd. (a)(b)		309,827,230	424,463
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc. (b)		14,906	20,585
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (b)		1,860	14,638
Specialty Retail — 0.0%
Things Remembered, Inc. (a)(b)		932,803	—
Total Common Stocks – 0.1%			521,764

Asset-Backed Securities (c)(d)		Par (000)
Asset-Backed Securities — 2.3%
ALM Loan Funding, Series 2012-5A, Class BR, 4.16%, 10/18/27	USD	250	250,785
ALM VII R Ltd., Series 2013-7RA, Class BR, 3.86%, 10/15/28		250	252,769
ALM XIV Ltd., Series 2014-14A, Class C, 4.62%, 7/28/26		463	463,007
ALM XVII Ltd., Series 2015-17A, Class C1, 5.31%, 1/15/28		500	505,140
AMMC CLO Ltd., Series 2014-15A, Class D, 5.31%, 12/09/26		250	251,665
Ares CLO Ltd., Series 2016-40A, Class C, 4.86%, 10/15/27		250	251,287
Ares XXXII CLO Ltd., Series 2014-32A, Class CR, 4.63%, 11/15/25		1,000	1,000,111
Ares XXXIII CLO Ltd., Series 2015-1A, Class A2R, 3.05%, 12/05/25		450	453,785
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, 4.76%, 10/15/26		750	751,192
Atrium X, Series 10A, Class DR, 4.86%, 7/16/25 (a)		250	250,000
Atrium XII, Series 12A, Class D, 5.05%, 10/22/26		250	250,460
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2R, 3.21%, 1/20/29		500	504,971
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A :
Class B, 4.16%, 1/20/28		500	502,243
Class C, 5.06%, 1/20/28		500	501,748

Asset-Backed Securities (c)(d)		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class C, 5.18%, 2/14/25	USD	250	$251,216
CIFC Funding Ltd. :
Series 2013-1A, Class A2, 3.06%, 4/16/25		475	475,460
Series 2013-4A, Class DR, 4.55%, 11/27/24		250	250,756
Series 2014-2A, Class A3LR, 3.44%, 5/24/26 (a)		280	280,008
Series 2014-3A, Class C1, 3.95%, 7/22/26		250	250,095
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class CR, 3.96%, 1/15/28 (a)		250	251,750
GoldentTree Loan Management US CLO 1, Ltd., Series 2017-1A, Class C, 3.38%, 4/20/29		250	250,134
Grippen Park CLO Ltd., Series 2017-1A, Class C, 3.55%, 1/20/30		280	280,206
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27		1,000	682,454
Sound Point CLO III, Ltd., Series 2013-2A, Class DR, 4.51%, 7/15/25 (a)		250	250,000
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, 3.32%, 12/21/29		300	302,187
Treman Park CLO LLC, Series 2015-1A, Class D, 5.02%, 4/20/27		1,400	1,402,562
Venture XIX CLO Ltd., Series 2014-19A, Class BR, 3.16%, 1/15/27 (a)		250	250,937
Voya CLO Ltd., Series 2014-4A, Class C, 5.16%, 10/14/26		1,000	1,003,578
Webster Park CLO Ltd., Series 2015-1A, Class C, 5.21%, 1/20/27		500	505,032
Total Asset-Backed Securities — 2.3%			12,875,538

Corporate Bonds
Airlines — 0.5%
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,663,612

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Corporate Bonds		Par (000)	Value
Banks — 0.0%
CIT Group, Inc., 5.00%, 8/01/23	USD	135	$145,631
Capital Markets — 0.3%
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (d)		1,536	1,550,010
Chemicals — 0.7%
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18 (a)(d)		1,746	2,739,805
Momentive Performance Materials, Inc., 3.88%, 10/24/21		1,083	1,096,538

			3,836,343
Communications Equipment — 0.2%
Avaya, Inc., 0.00%, 4/01/19 (b)(d)(e)		1,347	1,101,173
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/01/31		300	362,250
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (d):
4.43%, 5/15/21 (c)		608	620,160
4.25%, 9/15/22		780	794,625
7.25%, 5/15/24		300	327,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.66%, 7/15/21 (c)(d)		5,360	5,467,200

			7,209,360
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (d)		300	328,002
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20 (a)(b)(d)(e)		1,061	—
Energy Equipment & Services — 0.3%
Transocean, Inc., 9.00%, 7/15/23 (d)		1,593	1,664,685
Weatherford International Ltd., 9.88%, 2/15/24 (d)		325	365,625

			2,030,310
Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21 (d)		540	550,125

Corporate Bonds		Par (000)	Value
Health Care Providers & Services — 0.3%
CHS/Community Health Systems, Inc., 5.13%, 8/01/21	USD	1,540	$1,559,250
HCA, Inc., 5.25%, 6/15/26		325	353,048
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (d)		70	74,900

			1,987,198
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc., 6.25%, 7/15/22		1,505	1,537,914
Internet Software & Services — 0.1%
Symantec Corp., 5.00%, 4/15/25 (d)		280	290,500
Media — 1.2%
Altice Financing SA (d):
6.63%, 2/15/23		550	585,200
7.50%, 5/15/26		875	963,594
Altice US Finance I Corp., 5.50%, 5/15/26 (d)		350	366,625
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20		325	326,625
CSC Holdings LLC, 10.88%, 10/15/25 (d)		275	334,812
SFR Group SA (d):
6.00%, 5/15/22		842	880,942
6.25%, 5/15/24		1,040	1,092,000
7.38%, 5/01/26		1,857	2,009,033
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (d)		350	356,125

			6,914,956
Metals & Mining — 1.2%
Constellium NV, 6.63%, 3/01/25 (d)		300	289,500
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		2,021	2,018,979
3.10%, 3/15/20		1,150	1,131,704
3.88%, 3/15/23		625	580,875
Novelis Corp., 6.25%, 8/15/24 (d)		600	632,160
Teck Resources Ltd.:
4.50%, 1/15/21		839	876,755
3.75%, 2/01/23		1,275	1,254,281

			6,784,254
Oil, Gas & Consumable Fuels — 1.4%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24		670	750,400
CONSOL Energy, Inc., 5.88%, 4/15/22		2,262	2,230,897

2	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (d)	USD	995	$1,022,363
Halcon Resources Corp., 6.75%, 2/15/25 (d)		1,405	1,310,162
MEG Energy Corp., 6.50%, 1/15/25 (d)		986	963,815
NGPL PipeCo LLC, 7.12%, 12/15/17 (d)		381	389,573
Noble Holding International Ltd., 7.75%, 1/15/24		280	247,013
Rowan Cos., Inc., 7.38%, 6/15/25		340	333,200
Sanchez Energy Corp., 6.13%, 1/15/23		535	470,800

			7,718,223
Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 5/01/24		800	863,000
Road & Rail — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.80%, 12/01/17 (c)		295	295,000
Software — 0.1%
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (d)		300	343,500
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 8/15/20		325	359,125
Total Corporate Bonds — 8.4%			46,870,486

Floating Rate Loan Interests (c)
Aerospace & Defense — 1.7%
Engility Corp.:
Term Loan B1, 4.29%, 8/12/20		337	339,695
Term Loan B2, 4.79%-6.75%, 8/12/23		628	633,790
TransDigm, Inc.:
2015 Term Loan E, 4.04%, 5/14/22		863	864,563
2016 Extended Term Loan F, 4.04%, 6/09/23		6,335	6,344,835
Term Loan D, 4.15%, 6/04/21		1,134	1,137,882

			9,320,765

Floating Rate Loan Interests (c)		Par (000)	Value
Air Freight & Logistics — 1.6%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 3.76%, 3/20/22	USD	6,299	$6,376,960
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		733	644,680
CEVA Intercompany BV, Dutch Term Loan, 6.67%, 3/19/21		751	676,489
CEVA Logistics Canada ULC, Canadian Term Loan, 6.67%, 3/19/21		129	116,638
CEVA Logistics US Holdings, Inc., Term Loan, 6.67%, 3/19/21		1,000	901,014

			8,715,781
Airlines — 0.1%
Northwest Airlines, Inc., Term Loan, 2.65%, 9/10/18 (a)		360	353,219
Auto Components — 1.0%
Anchor Glass Container Corp.:
2016 1st Lien Term Loan, 4.25%, 12/07/23		529	532,170
2016 2nd Lien Term Loan, 8.81%, 12/07/24 (a)		395	400,925
Dayco Products LLC, 2017 Term Loan B, 6.00%, 5/08/23 (a)		1,030	1,030,000
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		990	975,195
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.00%, 4/30/19		582	585,302
GPX International Tire Corp., Term Loan (a)(b)(e):
12.25%, 3/30/12		1,097	—
PIK, 13.00%, 3/30/12 (f)		18	—
TKC Holdings, Inc., 2017 2nd Lien Term Loan, 8.50%, 2/01/24 (a)		752	755,760
USI, Inc., 2017 Term Loan B, 4.18%, 5/16/24		1,305	1,302,716

			5,582,068
Automobiles — 0.3%
CH Hold Corp.:
1st Lien Term Loan, 4.00%, 2/01/24		1,175	1,182,695
2nd Lien Term Loan, 8.25%, 2/01/25		245	250,819

			1,433,514
Building Materials — 0.7%
Allied Universal HoldCo LLC, 2015 Term Loan, 4.79%, 7/28/22		3,253	3,268,531

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Building Materials (continued)
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, 9.67%, 7/28/23	USD	645	$652,663

			3,921,194
Building Products — 1.8%
Continental Building Products LLC, 2017 Term Loan B, 3.65%, 8/18/23 (a)		1,121	1,126,201
CPG International Inc., 2017 Term Loan, 4.90%, 5/03/24		1,957	1,960,380
GYP Holdings III Corp., 1st Lien Term Loan, 4.67%, 4/01/21		1,548	1,549,404
Jeld-Wen, Inc., 2017 Term Loan B, 4.15%, 7/01/22		1,768	1,787,078
Ply Gem Industries, Inc., Term Loan, 4.15%, 2/01/21		920	925,274
Wilsonart LLC, 2016 Term Loan, 4.65%, 12/19/23		2,741	2,759,996

			10,108,333
Capital Markets — 0.5%
RPI Finance Trust, Term Loan B6, 3.15%, 3/27/23		2,737	2,747,232
Chemicals — 4.4%
Alpha 3 BV, 2017 Term Loan B1, 4.15%, 1/31/24		1,025	1,029,807
Axalta Coating Systems Dutch Holding BV, Term Loan, 3.43%, 5/16/24		2,375	2,386,139
Axalta Coating Systems US Holdings, Inc., Term Loan B1, 3.65%, 2/01/23		1,614	1,622,233
CeramTec Acquisition Corp., Term Loan B2, 3.95%, 8/30/20		113	114,416
Charter NEX US Holdings, Inc., 2017 Term Loan B, 4.29%, 5/10/24		1,455	1,457,270
Chemours Co., 2017 Term Loan B, 3.50%, 5/12/22		910	916,458
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		301	274,802
Huntsman International LLC, Term Loan B2, 3.99%, 4/01/23		2,145	2,153,439
Klockner-Pentaplast of America, Inc.:
1st Lien Term Loan, 4.40%, 4/28/20		1,136	1,139,768
German Borrower, 4.40%, 4/28/20		485	487,080
MacDermid, Inc.:
Term Loan B5, 4.54%, 6/07/20		1,912	1,928,763

Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals (continued)
MacDermid, Inc.(continued):
Term Loan B6, 4.04%, 6/07/23	USD	1,430	$1,438,100
OXEA Finance LLC, Term Loan B2, 4.40%, 1/15/20		3,018	2,964,826
PQ Corp., 2016 Term Loan, 5.29%, 11/04/22		1,382	1,396,899
Royal Holdings, Inc.:
2015 2nd Lien Term Loan, 8.65%, 6/19/23 (a)		257	255,910
2017 Term Loan B, 4.40%, 6/19/22		1,118	1,129,859
Solenis International LP:
1st Lien Term Loan, 4.45%, 7/31/21		1,493	1,497,312
2nd Lien Term Loan, 7.95%, 7/31/22		1,725	1,723,931
Tata Chemicals North America, Inc., Term Loan B, 3.94%, 8/07/20		460	460,328

			24,377,340
Commercial Services & Supplies — 7.4%
Advanced Disposal Services, Inc., Term Loan B3, 3.70%, 11/10/23		3,341	3,364,232
Asurion LLC:
2016 Term Loan B2, 4.29%, 7/08/20		562	563,756
2017 Term Loan B5, 4.04%, 11/03/23		2,092	2,107,194
Term Loan B4, 4.29%, 8/04/22		2,005	2,014,933
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.93%, 11/26/20		2,810	2,814,963
Camelot UK Holdco Ltd., 2017 Term Loan B, 4.54%, 10/03/23		2,129	2,143,950
Casella Waste Systems, Inc., 2017 Term Loan B, 3.75%, 10/17/23		938	941,166
Catalent Pharma Solutions, Inc., Term Loan B, 3.79%, 5/20/21		3,623	3,660,583
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, 4.50%, 2/15/24		2,085	2,110,835
Dealer Tire LLC, 2016 Term Loan B, 4.94%, 12/22/21 (a)		998	1,011,274
Employbridge LLC, Exit Term Loan, 7.65%, 5/16/20		373	345,604
Garda World Security Corp., 2017 Term Loan, 5.00%, 4/05/24		925	926,904
GCA Services Group, Inc., 2016 Term Loan, 5.87%, 3/01/23		1,866	1,872,153

4	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Commercial Services & Supplies (continued)
Harland Clarke Holdings Corp., Term Loan B6, 6.65%, 2/09/22	USD	1,054	$1,053,315
KAR Auction Services, Inc.:
Term Loan B4, 3.31%, 3/11/21		871	876,450
Term Loan B5, 3.56%, 3/09/23		1,377	1,386,992
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		1,309	1,282,820
Packers Holdings LLC, Term Loan B, 4.80%, 12/02/21 (a)		1,613	1,625,117
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.29%, 5/02/22		2,326	2,344,896
Spin Holdco, Inc., Term Loan B, 4.43%, 11/14/19		3,599	3,594,145
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		1,007	1,015,577
US Security Associates Holdings, Inc., 2016 Term Loan, 6.15%, 7/14/23		2,116	2,139,465
Waste Industries USA, Inc., 2016 Term Loan, 3.79%, 2/27/20		2,089	2,106,144

			41,302,468
Communications Equipment — 0.9%
Applied Systems, Inc.:
1st Lien Term Loan, 4.40%, 1/25/21		907	912,814
2nd Lien Term Loan, 7.65%, 1/24/22		376	378,668
Avaya, Inc.:
DIP Term Loan, 8.50%, 1/24/18		60	61,778
Term Loan B7, 0.00%, 5/29/20 (b)(e)		249	203,346
Colorado Buyer, Inc., Term Loan B, 4.17%, 5/01/24		1,725	1,733,625
CommScope, Inc., Term Loan B5, 3.70%, 12/29/22		802	805,264
Riverbed Technology, Inc., 2016 Term Loan, 4.30%, 4/24/22		854	842,556

			4,938,051

Floating Rate Loan Interests (c)		Par (000)	Value
Construction & Engineering — 1.1%
CNT Holdings III Corp., 2017 Term Loan, 4.30%, 1/22/23	USD	1,321,675	$1,327,729
Pike Corp., 2017 1st Lien Term Loan, 4.80%, 3/1/24		420,000	423,675
Safway Group Holding LLC, Term Loan B, 5.76%, 8/19/23 (a)		3,378,025	3,386,470
USIC Holdings, Inc., 2016 1st Lien Term Loan, 5.17%, 12/8/23		847,875	853,174

			5,991,048
Construction Materials — 0.6%
Filtration Group Corp., 1st Lien Term Loan, 4.29%, 11/21/20		3,533	3,549,522
Containers & Packaging — 1.7%
Berlin Packaging LLC, 2014 1st Lien Term Loan, 4.50%, 10/01/21		586	588,474
Berry Plastics Group, Inc., Term Loan I, 3.54%, 10/01/22		5,341	5,381,476
BWAY Holding Co., 2017 Term Loan B, 4.25%, 4/03/24		1,799	1,796,374
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.40%, 12/29/23		1,185	1,190,925
Proampac PG Borrower LLC, 2016 1st Lien Term Loan, 5.18%, 11/18/23		494	501,461

			9,458,710
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, 3.54%, 10/31/23		2,681	2,693,481
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.29%, 9/01/21		932	934,650

			3,628,131
Diversified Consumer Services — 3.9%
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, 3.00%, 11/07/23		2,947	2,970,318
Equian LLC:
Delayed Draw Term Loan, 3.75%, 5/15/24		401	401,726
Term Loan B, 4.75%, 5/20/24		1,302	1,305,609
J.D. Power and Associates, 1st Lien Term Loan, 5.29%, 9/07/23		1,254	1,259,968
Nomad Foods Europe Midco Ltd., Term Loan B, 2.75%, 4/18/24		880	884,400

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Consumer Services (continued)
Serta Simmons Bedding LLC:
1st Lien Term Loan, 4.56%, 11/08/23	USD	4,738	$4,752,339
2nd Lien Term Loan, 9.18%, 11/08/24		1,065	1,074,319
ServiceMaster Co., 2016 Term Loan B, 3.54%, 11/08/23		4,180	4,215,051
Wand Intermediate I LP, 1st Lien Term Loan, 4.95%, 9/17/21		1,382	1,397,829
Weight Watchers International, Inc., Term Loan B2, 4.40%, 4/02/20		3,752	3,622,603

			21,884,162
Diversified Financial Services — 1.2%
AlixPartners LLP, 2017 Term Loan B, 4.15%, 4/04/24		2,655	2,671,169
Diamond US Holding LLC, 2017 Term Loan B, 4.29%, 3/29/24		953	951,871
Jefferies Finance LLC, Term Loan, 4.69%, 5/14/20 (a)		2,726	2,719,621
SAM Finance Luxembourg Sarl, Term Loan, 4.39%, 12/17/20		641	644,795

			6,987,456
Diversified Telecommunication Services — 8.3%
CenturyLink, Inc., 2017 Term Loan B, 3.93%, 1/31/25		13,200	13,174,128
Consolidated Communications, Inc.:
2016 Term Loan B, 4.05%, 10/04/23		672	675,299
Term Loan B2, 4.15%, 10/05/23		455	457,275
Digicel International Finance Ltd., 2017 Term Loan B, 3.75%, 5/08/24		2,187	2,204,780
Hargray Communications Group, Inc., 2017 Term Loan B, 4.03%, 3/22/24		1,515	1,517,272
Level 3 Financing, Inc., 2017 Term Loan B, 3.26%, 2/22/24		11,590	11,604,487
Sprint Communications, Inc., 1st Lien Term Loan B, 3.56%, 2/02/24		2,905	2,912,873
Telenet International Finance Sarl, Term Loan AI, 3.74%, 6/30/25		6,045	6,068,636
Telesat Canada, 2017 Term Loan B, 4.15%, 11/17/23		1,141	1,151,544
Virgin Media Investment Holdings Ltd., Term Loan J, 3.76%, 1/31/26	GBP	2,830	3,671,608

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group LLC, 2017 Term Loan B2, 3.51%, 1/19/24	USD	2,949	$2,967,476

			46,405,378
Electric Utilities — 1.9%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.29%, 6/30/17		6,096	6,121,882
PrimeLine Utility Services LLC, Term Loan, 6.54%, 11/12/22		1,366	1,347,353
TEX Operations Co. LLC:
Exit Term Loan B, 3.79%, 8/04/23		2,057	2,041,351
Exit Term Loan C, 3.79%, 8/04/23		471	467,840
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 4.91%, 11/10/17 (a)		1,710	—
Vistra Operations Co. LLC, 2016 Term Loan B2, 4.25%, 12/14/23		723	723,462

			10,701,888
Electrical Equipment — 0.6%
Gates Global LLC, 2017 Term Loan B, 4.41%, 4/01/24		3,194	3,206,272
Energy Equipment & Services — 0.8%
Exgen Texas Power LLC, Term Loan B, 5.90%, 9/16/21		863	489,902
Gavilan Resources LLC, 2nd Lien Term Loan, 7.00%, 3/01/24		1,990	1,967,613
Seadrill Partners Finco LLC, Term Loan B, 4.20%, 2/21/21		658	450,639
Weatherford International Ltd., Term Loan, 3.35%, 7/13/20 (a)		1,412	1,390,386

			4,298,540
Food & Staples Retailing — 3.7%
Albertsons LLC:
2016 Term Loan B4, 4.04%, 8/22/21		4,492	4,517,049
2016 Term Loan B5, 4.40%, 12/22/22		369	371,151
BJ’s Wholesale Club, Inc.:
2017 1st Lien Term Loan, 4.75%, 2/03/24		3,795	3,787,106
2017 2nd Lien Term Loan, 8.50%, 2/03/25		1,110	1,123,187
Hostess Brands LLC, 2017 Term Loan, 3.54%, 8/03/22		2,761	2,780,398
Rite Aid Corp.:
5.75%, 8/21/20		1,247	1,250,673

6	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Food & Staples Retailing (continued)
Rite Aid Corp.(continued):
4.88%, 6/21/21	USD	2,373	$2,378,676
US Foods, Inc., 2016 Term Loan B, 3.79%, 6/27/23		4,176	4,208,091

			20,416,331
Food Products — 2.3%
Chobani LLC, 1st Lien Term Loan, 5.29%, 10/07/23		2,066	2,093,215
Dole Food Company, Inc., 2017 Term Loan B, 4.03%, 4/06/24		1,060	1,064,166
JBS USA LLC, 2017 Term Loan B, 3.50%, 10/30/22		2,020	1,988,690
Pinnacle Foods Finance LLC, 2017 Term Loan B, 3.00%, 2/02/24		2,633	2,645,408
Reddy Ice Corp.:
1st Lien Term Loan, 6.75-8.50%, 5/01/19		1,587	1,564,231
2nd Lien Term Loan, 10.75%, 11/01/19		532	500,080
Reynolds Group Holdings, Inc., 2017 Term Loan, 4.04%, 2/05/23		3,230	3,244,790

			13,100,580
Health Care Equipment & Supplies — 4.4%
Alere, Inc.:
2015 Term Loan A, 4.04%, 6/18/20		453	452,805
2015 Term Loan B, 4.30%, 6/18/22		1,891	1,897,844
Auris Luxembourg III Sarl, 2017 Term Loan B7, 4.15%, 1/17/22		2,438	2,464,285
Capsugel Holdings US, Inc., Term Loan B, 4.04%, 7/31/21		3,780	3,781,889
Cotiviti Corp., Term Loan B, 3.90%, 9/28/23		1,648	1,649,961
DJO Finance LLC, 2015 Term Loan, 4.29%, 6/08/20		4,273	4,224,133
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		2,458	2,447,021
Mallinckrodt International Finance SA, Term Loan B, 3.90%, 9/24/24		1,196	1,194,993
National Vision, Inc., 1st Lien Term Loan, 4.04%, 3/12/21		3,412	3,425,046
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.78%, 6/30/21		2,943	2,952,222

			24,490,199

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services — 8.4%
Acadia Healthcare Co., Inc.:
Term Loan B, 4.04%, 2/11/22	USD	458	$462,175
Term Loan B2, 3.75%, 2/16/23		2,133	2,150,597
CHG Healthcare Services, Inc., Term Loan B, 4.92%, 6/07/23		3,391	3,420,419
Community Health Systems, Inc.:
Term Loan G, 3.80%, 12/31/19		1,357	1,357,916
Term Loan H, 4.05%, 1/27/21		660	659,827
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 5.83%, 2/07/22		645	651,811
DaVita HealthCare Partners, Inc., Term Loan B, 3.79%, 6/24/21		5,543	5,583,322
Envision Healthcare Corp., 2016 Term Loan B, 4.15%, 12/01/23		7,601	7,678,860
HC Group Holdings III, Inc., Term Loan B, 6.04%, 4/07/22		1,430	1,408,762
HCA, Inc., Term Loan B9, 3.04%, 3/17/23		5,185	5,202,957
Iasis Healthcare LLC, Term Loan B3, 5.25%, 2/16/21		335	337,931
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/09/23		4,095	4,117,378
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.90%, 6/07/23		2,499	2,504,063
National Mentor Holdings, Inc., Term Loan B, 4.15%, 1/31/21		484	484,919
nThrive, Inc., 2016 1st Lien Term Loan, 5.54%, 10/20/22		1,638	1,640,360
NVA Holdings, Inc., 1st Lien Term Loan B2, 4.65%, 8/14/21		1,502	1,516,907
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		1,830	1,834,345
Team Health Holdings, Inc., 1st Lien Term Loan, 3.79%, 2/06/24		3,005	2,987,150
U.S. Renal Care, Inc., 2015 Term Loan B, 5.40%, 12/31/22		1	863
Vizient, Inc., 2017 Term Loan B, 4.50%, 2/13/23		1,817	1,838,100
WP CityMD Bidco LLC, 1st Lien Term Loan, 5.00%, 5/25/24		950	951,188

			46,789,850

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Technology — 2.1%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.79%, 3/01/24	USD	7,685	$7,708,055
Press Ganey Holdings, Inc.:
1st Lien Term Loan, 4.29%, 10/21/23		1,362	1,363,289
2nd Lien Term Loan, 8.29%, 10/21/24		495	505,212
Quintiles IMS, Inc., 2017 Term Loan B, 3.15%, 3/07/24		2,363	2,385,171

			11,961,727
Hotels, Restaurants & Leisure — 7.9%
Amaya Holdings BV:
2nd Lien Term Loan, 8.15%, 8/01/22		1,036	1,037,412
Repriced Term Loan B, 4.65%, 8/01/21		2,737	2,742,259
AMF Bowling Centers, Inc., 2016 Term Loan, 6.04%, 8/17/23 (a)		1,161	1,172,777
Boyd Gaming Corp., 2017 Term Loan B2, 3.45%, 9/15/23		2,012	2,020,622
Bronco Midstream Funding LLC, Term Loan B, 5.17%, 8/15/20		2,283	2,305,723
Burger King Newco Unlimited Liability Co., Term Loan B3, 3.40%, 2/16/24		4,203	4,209,151
Caesars Entertainment Operating Co., Term Loan B7, 0.00%, 3/01/22		2,435	3,024,879
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.54%, 10/11/20		8,002	8,043,573
Caesars Growth Properties Holdings LLC, 2017 Term Loan, 3.75%, 5/08/21		2,034	2,045,618
CCM Merger, Inc., Term Loan B, 3.83%, 8/08/21		1,305	1,311,652
ESH Hospitality, Inc., 2017 Term Loan B, 3.54%, 8/30/23		3,229	3,246,037
Four Seasons Hotels Ltd., 1st Lien Term Loan, 4.15%, 11/30/23		224	226,823
Gateway Casinos & Entertainment Ltd., Term Loan B1, 4.79%, 2/22/23		305	308,684
Hilton Worldwide Finance LLC, Term Loan B2, 3.02%, 10/25/23		1,809	1,818,809
La Quinta Intermediate Holdings LLC, Term Loan B, 3.91%, 4/14/21		825	829,492

Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 2017 Term Loan B, 4.25%, 4/05/24	USD	1,425	$1,427,551
RHP Hotel Properties LP, 2017 Term Loan B, 3.44%, 5/11/24		1,370	1,376,001
Sabre GLBL, Inc., Term Loan B, 3.79%, 2/22/24		2,578	2,603,839
Scientific Games International, Inc., 2017 Term Loan B3, 5.08%, 10/01/21		1,903	1,932,018
Station Casinos LLC, 2016 Term Loan B, 3.50%, 6/08/23		811	810,054
Yum! Brands, Inc., 1st Lien Term Loan B, 3.00%, 6/16/23		1,448	1,455,876

			43,948,850
Household Products — 0.7%
Spectrum Brands, Inc., 2017 Term Loan B, 3.18%, 6/23/22		3,854	3,876,981
Independent Power and Renewable Electricity Producers — 3.1%
AES Corporation, 2017 Term Loan B, 2.75%, 5/15/22		1,070	1,067,657
Aria Energy Operating LLC, Term Loan, 5.54%, 5/27/22		1,114	1,113,654
Calpine Construction Finance Co., LP, Term Loan B1, 3.30%, 5/03/20		1,046	1,042,941
Calpine Corp.:
Term Loan B5, 3.90%, 1/15/24		1,121	1,117,893
Term Loan B6, 3.90%, 1/15/23		2,123	2,117,562
Term Loan B7, 3.90%, 5/31/23		768	766,087
Dynegy, Inc., 2017 Term Loan C, 4.25%, 2/07/24		3,179	3,174,619
Granite Acquisition, Inc.:
Term Loan B, 5.15%, 12/19/21		3,295	3,294,933
Term Loan C, 5.15%, 12/19/21		148	148,314
Nautilus Power LLC, Term Loan B, 5.50%, 4/28/24		2,625	2,602,031
Terra-Gen Finance Co. LLC, Term Loan B, 5.29%, 12/09/21 (a)		1,095	1,012,815

			17,458,506
Industrial Conglomerates — 0.9%
Cortes NP Acquisition Corp., 2017 Term Loan B, 5.00%, 11/30/23		2,918	2,943,061

8	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Industrial Conglomerates (continued)
Power Products LLC, Term Loan, 5.66%, 12/20/22	USD	833	$837,077
Sequa Corp., 1st Lien Term Loan, 6.67%, 11/26/21		1,235	1,241,953

			5,022,091
Insurance — 2.5%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.42%, 8/12/22		2,792	2,795,353
AmWINS Group, Inc.:
2017 2nd Lien Term Loan, 7.79%, 1/25/25		295	300,310
2017 Term Loan B, 3.79%, 1/25/24		1,875	1,877,063
AssuredPartners, Inc., 2017 Term Loan, 4.49%, 10/21/22		1,095	1,095,869
Edgewood Partners Insurance Center, 2017 1st Lien Term Loan B, 6.02%, 3/16/23 (a)		865	869,325
Hub International Ltd., Term Loan B, 4.17%, 10/02/20		1,171	1,177,523
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.04%, 8/31/21 (f)		1,160	1,196,737
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.79%, 3/01/21		1,969	1,973,196
2016 1st Lien Term Loan, 4.40%, 3/01/21		898	900,458
2nd Lien Term Loan, 6.79%, 2/28/22		1,805	1,809,512

			13,995,346
Internet & Direct Marketing Retail — 0.1%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.29%, 8/19/23		803	802,077
Internet Software & Services — 2.1%
Go Daddy Operating Company LLC, 2017 Term Loan B, 3.54%, 2/15/24		3,781	3,791,842
GTT Communications, Inc., 2016 Term Loan B, 5.06%, 1/09/24		364	368,183
Inmar Holdings, Inc., 2017 1st Lien Term Loan B, 4.67%, 5/01/24		1,040	1,040,655
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.54%, 11/03/23		3,327	3,344,693
TierPoint LLC, 2017 1st Lien Term Loan, 4.79%, 5/06/24		1,550	1,551,457

Floating Rate Loan Interests (c)		Par (000)	Value
Internet Software & Services (continued)
WaveDivision Holdings LLC, Term Loan B, 3.93%, 10/15/19	USD	1,447	$1,448,750

			11,545,580
IT Services — 6.7%
Abacus Innovations Corp., Term Loan B, 3.31%, 8/16/23		4,062	4,097,361
Cision US, Inc., Term Loan B, 7.15%, 6/16/23		1,221	1,229,016
Cologix, Inc., 2017 1st Lien Term Loan, 4.01%, 3/20/24		1,770	1,766,318
First Data Corp.:
2016 Repriced Term Loan, 4.03%, 7/10/22		838	842,890
2017 Term Loan, 3.53%, 4/26/24		12,211	12,274,066
Term Loan A, 3.03%, 6/02/20		644	644,162
NeuStar, Inc.:
Term Loan B1, 3.25%, 8/28/19		284	287,058
Term Loan B2, 4.90%, 2/28/24		776	783,126
Optiv Security, Inc.:
1st Lien Term Loan, 4.44%, 2/01/24		2,789	2,759,471
2nd Lien Term Loan, 8.44%, 2/01/25		1,141	1,123,733
TKC Holdings, Inc., 2017 Term Loan, 4.75%, 2/01/23		2,020	2,028,423
Vantiv LLC, 2014 Term Loan B, 3.49%, 10/14/23		1,104	1,110,187
VF Holding Corp., Reprice Term Loan, 4.29%, 6/30/23		4,776	4,781,970
WEX, Inc., Term Loan B, 4.54%, 7/01/23		3,752	3,780,388

			37,508,169
Life Sciences Tools & Services — 1.1%
Patheon Holdings I BV, 2017 Term Loan, 4.41%, 4/20/24		6,040	6,064,198
Machinery — 3.5%
Clark Equipment Co., 2017 Term Loan B, 3.00%, 5/18/24		1,220	1,227,625
Columbus McKinnon Corp., Term Loan B, 4.15%, 1/31/24 (a)		223	223,843
Faenza Acquisition GmbH:
Term Loan B1, 3.95%, 8/30/20		943	950,906
Term Loan B3, 3.95%, 8/30/20		287	289,359
Gardner Denver, Inc., Term Loan, 4.57%, 7/30/20		1,642	1,644,811

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Machinery (continued)
Global Brass & Copper, Inc., 2016 Term Loan B, 5.31%, 7/18/23	USD	1,124	$1,135,594
Infiltrator Systems, Inc., 2016 Term Loan B, 4.65%, 5/27/22 (a)		1,967	1,981,553
Manitowoc Foodservice, Inc., 2016 Term Loan B, 4.03%, 3/03/23		114	115,360
Mueller Water Products, Inc., 2017 Term Loan B, 3.54%, 11/25/21		782	788,234
Navistar International Corp., 2017 Term Loan B, 5.00%, 8/07/20		949	963,795
Rexnord LLC, 2016 Term Loan B, 3.75%, 8/21/23		2,157	2,165,167
Signode Industrial Group US, Inc., Term Loan B, 3.79%, 5/04/21		907	909,690
Silver II US Holdings LLC, Term Loan, 4.15%, 12/13/19		5,122	5,097,578
Tecomet, Inc., 2017 Term Loan B, 4.92%, 4/13/24		965	969,825
Wabash National Corp., 2017 Term Loan B, 3.78%, 3/18/22		1,264	1,270,612

			19,733,952
Media — 12.8%
Acosta Holdco, Inc., 2015 Term Loan, 4.29%, 9/26/21		628	584,743
Altice Financing SA, 2017 Term Loan B, 3.91%, 7/15/25		1,015	1,015,426
Altice US Finance I Corp., 2017 Term Loan, 3.28%, 7/15/25		6,489	6,474,696
CBS Radio, Inc., Term Loan B, 4.51%, 10/17/23		993	1,002,169
Charter Communications Operating LLC, 2016 Term Loan I Add, 3.29%, 1/15/24		8,276	8,327,815
CSC Holdings LLC, 2017 1st Lien Term Loan, 3.25%, 7/15/25		4,710	4,699,118
Entercom Radio LLC, 2016 Term Loan, 4.55%, 11/01/23		525	526,922
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		399	366,083
Gray Television, Inc., 2017 Term Loan B, 3.50%, 2/07/24		653	657,988
Hemisphere Media Holdings LLC, 2017 Term Loan B, 4.54%, 2/08/24		1,582	1,584,408
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.04%, 5/31/21		2,409	2,274,697

Floating Rate Loan Interests (c)		Par (000)	Value
Media (continued)
iHeartCommunications, Inc.:
Extended Term Loan E, 8.54%, 7/30/19	USD	515	$425,133
Term Loan D, 7.79%, 1/30/19		5,966	4,901,970
Intelsat Jackson Holdings SA, Term Loan B2, 3.89%, 6/30/19		6,884	6,794,438
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.30%, 12/01/23 (a)		1,825	1,845,358
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.66%, 1/07/22		1,215	1,205,377
Live Nation Entertainment, Inc., Term Loan B2, 3.56%, 10/31/23		483	486,194
MCC Iowa LLC, Term Loan J, 3.70%, 6/30/21		511	512,988
Mediacom Illinois LLC, Term Loan K, 3.20%, 2/15/24		1,089	1,093,742
Mission Broadcasting, Inc., 2016 Term Loan B2, 4.00%, 1/17/24		414	417,350
Nexstar Broadcasting, Inc., 2017 Term Loan B, 4.00%, 1/17/24		4,224	4,259,848
Numericable U.S. LLC, Term Loan B10, 4.42%, 1/14/25		815	815,287
PSAV Holdings LLC, Term Loan B, 4.67%, 4/27/24		1,825	1,822,719
SBA Senior Finance II LLC, Term Loan B1, 3.30%, 3/24/21		4,415	4,430,048
Sinclair Television Group, Inc., Term Loan B2, 3.30%, 1/03/24		196	195,679
Trader Corp., 2017 Term Loan B, 4.29%, 9/28/23		1,565	1,566,299
Tribune Media Co., Term Loan C, 4.04%, 1/27/24		3,908	3,920,111
Univision Communications, Inc., Term Loan C5, 3.79%, 3/15/24		2,249	2,229,628
Virgin Media Bristol LLC, Term Loan I, 3.74%, 1/31/25		2,585	2,595,495
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 4.29%, 5/06/21		244	245,481
Ziggo Secured Finance Partnership, Term Loan E, 3.49%, 4/15/25		4,205	4,203,234

			71,480,444

10	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Metals & Mining — 0.1%
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 6.70%, 9/30/23	USD	746	$751,533
Multiline Retail — 0.5%
Hudson’s Bay Co., 2015 Term Loan B, 4.29%, 9/30/22		2,208	2,121,799
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		703	545,994

			2,667,793
Oil, Gas & Consumable Fuels — 3.9%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		3,390	3,748,086
Term Loan A, 4.04%, 10/01/19		2,441	2,357,774
Chesapeake Energy Corp., Term Loan, 8.69%, 8/23/21		2,666	2,873,131
CITGO Holding, Inc., 2015 Term Loan B, 9.65%, 5/12/18		1,058	1,069,968
Drillships Financing Holding, Inc., Term Loan B1, 8.00%, 3/31/21		1,018	731,114
Energy Transfer Equity LP, 2017 Term Loan B, 3.75%, 2/02/24		2,452	2,449,924
EWT Holdings III Corp., 1st Lien Term Loan, 4.90%, 1/15/21		585	587,532
MEG Energy Corp., 2017 Term Loan B, 4.68%, 12/31/23		1,675	1,669,333
Moxie Patriot LLC, Term Loan B1, 6.90%, 12/19/20		349	318,303
PowerTeam Services LLC:
1st Lien Term Loan, 4.40%, 5/06/20		501	495,090
2nd Lien Term Loan, 8.40%, 11/06/20 (a)		470	460,600
Samchully Midstream 3 LLC, Term Loan B, 5.90%, 10/20/21 (a)		1,395	1,360,179
Ultra Resources, Inc., 1st Lien Term Loan, 4.00%, 3/23/24		1,043	1,039,746
Veresen Midstream LP, 2017 Term Loan B, 4.54%, 3/31/22		2,722	2,736,310

			21,897,090
Personal Products — 0.7%
Nature’s Bounty Co., 2017 Term Loan B, 4.65%, 5/05/23		557	556,646
Prestige Brands, Inc., Term Loan B4, 3.79%, 1/26/24		2,023	2,038,848

Floating Rate Loan Interests (c)		Par (000)	Value
Personal Products (continued)
Revlon Consumer Products Corp., 2016 Term Loan B, 4.54%, 9/07/23	USD	1,646	$1,570,349

			4,165,843
Pharmaceuticals — 3.6%
Akorn, Inc., Term Loan B, 5.31%, 4/16/21 (a)		2,483	2,511,234
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 3.20%, 1/31/25		5,725	5,734,904
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		6,365	6,370,904
Valeant Pharmaceuticals International, Inc., Series F1 Term Loan B, 5.75%, 4/01/22		5,179	5,269,563

			19,886,605
Professional Services — 2.2%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.29%, 7/23/21		1,754	1,733,704
Information Resources, Inc., 1st Lien Term Loan, 5.26%, 1/18/24		785	792,112
SIRVA Worldwide, Inc., 2016 Term Loan, 7.66%, 11/14/22 (a)		819	816,900
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.40%, 6/20/22		1,618	1,625,718
TransUnion LLC, Term Loan B2, 3.54%, 4/09/23		7,311	7,378,875

			12,347,309
Real Estate Investment Trusts (REITs) — 1.4%
Capital Automotive LP, 2017 1st Lien Term Loan, 4.03%, 3/24/24		775	781,053
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.04%, 10/24/22		2,364	2,374,795
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 3.29%, 4/25/23		4,680	4,706,258

			7,862,106
Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, 2017 Term Loan B, 3.50%, 4/18/24		2,412	2,420,621
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.42%, 11/04/21		1,417	1,420,064

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Corp.:
2017 Term Loan B, 3.29%, 7/20/22	USD	3,120	$3,139,426
Term Loan A, 2.99%, 10/23/20		1,073	1,071,444

			8,051,555
Road & Rail — 0.2%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, 4.50%, 6/13/23		1,239	1,248,066
Semiconductors & Semiconductor Equipment — 0.6%
Cavium, Inc., 2017 Term Loan B, 3.28%, 8/16/22 (a)		813	815,452
MaxLinear, Inc., Term Loan B, 3.49%, 5/12/24 (a)		430	432,150
Microsemi Corp., 2015 Term Loan B, 3.33%, 1/15/23		420	421,634
ON Semiconductor Corp., 2017 Term Loan B, 3.29%, 3/31/23		794	797,708
Versum Materials, Inc., Term Loan, 3.65%, 9/29/23		950	960,516

			3,427,460
Software — 11.2%
Aptean, Inc., 2016 1st Lien Term Loan, 6.04%, 12/20/22		960	964,205
BMC Software Finance, Inc., 2017 Term Loan, 5.00%, 9/13/22		2,655	2,666,628
CCC Information Services, Inc.:
2017 1st Lien Term Loan, 4.04%, 4/27/24		920	917,653
2017 2nd Lien Term Loan, 7.79%, 4/27/25		525	536,319
Dell, Inc., 2017 Term Loan B, 3.55%, 9/07/23		2,577	2,591,653
DTI Holdco, Inc., 2016 Term Loan B, 6.42%, 9/30/23		1,456	1,428,111
Hyland Software, Inc.:
2017 2nd Lien Term Loan, 8.19%, 7/12/25		420	426,300
2017 Term Loan, 4.29%, 7/01/22		1,460	1,470,187
Infor US, Inc., Term Loan B6, 3.90%, 2/01/22		3,705	3,695,717
Informatica Corp., Term Loan, 4.65%, 8/05/22		3,361	3,358,024
IPS Corp., 2016 1st Lien Term Loan, 6.25%, 12/20/23 (a)		638	635,208
IQOR US, Inc., Term Loan B, 6.15%, 4/01/21		1,128	1,126,031

Floating Rate Loan Interests (c)		Par (000)	Value
Software (continued)
Kronos, Inc.:
2017 Term Loan B, 4.68%, 11/01/23	USD	4,598	$4,640,091
2nd Lien Term Loan, 9.42%, 11/01/24		1,695	1,760,681
LANDesk Group, Inc., 2017 Term Loan B, 5.30%, 1/20/24		400	400,500
MA FinanceCo. LLC, Term Loan B3, 3.00%, 4/29/24		261	261,260
Misys Europe SA:
1st Lien Term Loan, 4.67%, 4/27/24		2,925	2,930,616
2nd Lien Term Loan, 8.25%, 4/27/25		833	849,035
Mitchell International, Inc.:
1st Lien Term Loan, 4.54%, 10/13/20		2,105	2,118,035
2nd Lien Term Loan, 8.67%, 10/11/21		1,600	1,609,504
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 4.67%, 4/26/24		1,881	1,872,385
RP Crown Parent LLC, 2016 Term Loan B, 4.54%, 10/12/23		2,210	2,228,716
Seattle Spinco, Inc., Term Loan B3, 1.00%, 4/19/24		1,765	1,764,353
SolarWinds Holdings, Inc., 2017 Term Loan, 4.54%, 2/05/23		3,221	3,235,357
Solera LLC, Term Loan B, 4.29%, 3/03/23		2,529	2,545,426
Sophia LP, 2017 Term Loan B, 4.40%, 9/30/22		2,475	2,466,784
SS&C Technologies, Inc.:
2017 Term Loan B1, 3.29%, 7/08/22		4,736	4,763,158
2017 Term Loan B2, 3.29%, 7/08/22		330	331,404
Synchronoss Technologies, Inc., Term Loan, 4.08%, 1/19/24		850	783,275
Tempo Acquisition LLC, Term Loan, 4.00%, 5/01/24		2,720	2,728,731
Tibco Software, Inc., 2017 Term Loan B, 5.55%, 12/04/20		2,281	2,301,910
Veritas US, Inc., Term Loan B1, 6.77%, 1/27/23		3,403	3,405,390

			62,812,647
Specialty Retail — 1.4%
Academy Ltd., 2015 Term Loan B, 5.04%, 7/01/22		933	750,205
Bass Pro Group LLC, Asset Sale Term Loan, 5.90%, 6/09/18		665	670,819
Leslie’s Poolmart, Inc., 2016 Term Loan, 4.79%, 8/16/23		1,114	1,120,725

12	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Specialty Retail (continued)
Michaels Stores, Inc., 2016 Term Loan B1, 3.79%, 1/30/23	USD	1,474	$1,472,231
Party City Holdings, Inc., 2016 Term Loan, 4.05%, 8/19/22		1,961	1,961,540
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.17%, 1/26/23		2,017	1,871,747
Things Remembered, Inc., 2016 Term Loan, 1.00%, 2/29/20 (a)		1,014	152,090

			7,999,357
Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp., 2017 Term Loan B, 3.78%, 4/29/23		1,478	1,490,658
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials Operations LLC, Term Loan B, 6.65%, 8/12/22		2,415	2,433,542
Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, 2017 Term Loan, 5.18%, 10/31/21		2,734	2,754,753
Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc., Term Loan B, 3.75%, 10/01/22		1,380	1,387,251
HD Supply, Inc.:
Incremental Term Loan B1, 3.90%, 8/13/21		2,374	2,389,121
Incremental Term Loan B2, 3.90%, 10/17/23		1,030	1,035,623
Nexeo Solutions LLC, 2017 Term Loan B, 4.95%, 6/09/23		248	250,843

			5,062,838
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.90%, 8/18/22		1,254	1,182,803
Wireless Telecommunication Services — 3.0%
GEO Group, Inc., 2017 Term Loan B, 3.25%, 3/22/24		2,445	2,446,540
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 12/07/20 (f)		8,033	7,721,369
LTS Buyer LLC, 1st Lien Term Loan, 4.40%, 4/13/20		5,394	5,414,177
Radiate Holdco LLC, 1st Lien Term Loan, 4.04%, 2/01/24		1,375	1,377,241

			16,959,327
Total Floating Rate Loan Interests – 135.9%			760,107,238

Other Interests — 0.0% (g)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Intermet Liquidating Trust, Class A (a)	USD	256,351	$3

Trust Preferred — 0.2%		Shares
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 6.60%, 2/15/40 (b)		60,894	1,549,398
Total Preferred Securities – 0.2%			1,549,398

Rights — 0.0%
Electric Utilities — 0.0%
Tex Energy LLC (a)		46,682	49,016

Warrants — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27) (a)		2,406	986
Total Long-Term Investments (Cost — $821,354,644) — 146.9%			821,974,429
Options Purchased (Cost — $112,322) — 0.0%			6,828
Total Investments (Cost — $821,466,966*) — 146.9%			821,981,257
Liabilities in Excess of Other Assets — (46.9)%			(262,601,811)

Net Assets — 100.0%			$559,379,446

* As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost			$824,848,671

Gross unrealized appreciation			$8,702,978
Gross unrealized depreciation			(11,570,392)

Net unrealized depreciation			$(2,867,414)

Notes to Schedule of Investments

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(b)	Non-income producing security.

(c)	Variable rate security. Rate as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

•	During the period ended May 31, 2017 investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased	Shares Sold	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Depreciation
BlackRock Liquidity Funds, TempFund, Institutional Class	1,859,207	—	(1,859,207)[2]	—	—	—	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	—	$4,911	$13	—
iShares iBoxx USD High Yield Corporate Bond ETF	27,839	—	(27,839)	—	—	31,812	2,741	$(26,532)
Total					—	$36,723	$2,754	$(26,532)

[1] Includes net capital gain distributions.
[2] Represents net shares sold.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
GBP	British Pound
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
OTC	Over-the-Counter
PIK	Payment-In-Kind
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,522,830	GBP	2,720,000	JPMorgan Chase Bank N.A.	6/06/17	$17,887
USD	3,489,678	GBP	2,713,000	Deutsche Bank AG	7/06/17	(9,703)
Total Unrealized Appreciation						$8,184

14	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Pay	3-Month LIBOR	7/05/17	USD	2,700	$52
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.75%	Pay	3-Month LIBOR	7/05/17	USD	6,000	116
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.65%	Pay	3-Month LIBOR	9/01/17	USD	3,300	4,184
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.75%	Pay	3-Month LIBOR	9/01/17	USD	3,300	2,476
Total									$6,828

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	942.86	44	—

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$14,638	$20,585	$486,541	$521,764
Asset-Backed Securities	—	11,592,843	1,282,695	12,875,538
Corporate Bonds	—	44,130,681	2,739,805	46,870,486
Floating Rate Loan Interests	—	731,762,871	28,344,367	760,107,238
Preferred Securities	1,549,398	—	—	1,549,398
Other Interests	—	—	3	3
Rights	—	—	49,016	49,016
Warrants	—	—	986	986
Options Purchased:
Interest rate contracts	—	6,828	—	6,828
Unfunded floating rate loan interests[1]	—	1,102	—	1,102

Total	$1,564,036	$787,514,910	$32,903,413	$821,982,359

Derivative Financial Instruments [2]
Assets:
Foreign currency exchange contracts	—	$17,887	—	$17,887
Liabilities:
Foreign currency exchange contracts	—	(9,703)	—	(9,703)

Total		$8,184	—	$8,184

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
[2] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $227,000,000 is categorized as Level 2 within the disclosure hierarchy.

During the period ended May 31, 2017, there were no transfers between Level 1 and Level 2.

16	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Total
Assets:
Opening balance, as of August 31, 2016	$2,218,460	$140,083	$1,527,870	$44,995,306	$1,562,503	—	$4,902	$50,449,124
Transfers into Level 3[1]	—	—	—	6,842,147	—	—	—	6,842,147
Transfers out of Level 3[2]	(1,967,885)	—	—	(20,293,112)	—	—	—	(22,260,997)
Other[3]	—	(29,700)	—	—	—	29,700	—	—
Accrued discounts/premiums	—	—	128	113,553	—	—	—	113,681
Net realized gain (loss)	1,250	—	(119,999)	(322,709)	1,737,609	24,806	—	1,320,957
Net change in unrealized appreciation (depreciation)[4]	(113)	391,583	1,227,941	530,993	(764,982)	29,159	(3,916)	1,410,665
Purchases	1,280,983	—	103,865	10,934,398	—	—	—	12,319,246
Sales	(250,000)	(15,425)	—	(14,456,209)	(2,535,127)	(34,649)	—	(17,291,410)

Closing balance, as of May 31, 2017	$1,282,695	$486,541	$2,739,805	$28,344,367	$3	$49,016	$986	$32,903,413

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017[4]	$1,712	$391,583	$1,108,070	$71,632	—	$49,016	$(3,916)	$1,618,097

[1]      As of August 31, 2016 the Fund used observable inputs in determining the value of certain investments. As of May 31, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]      As of August 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Certain Level 3 investments were re-classified between Common Stocks and Rights.

[4]      Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2017	17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 24, 2017